Note 18 - Regulatory Matters - Compliance With Regulatory Capital Requirements Under Banking Regulations (Details) $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jan. 01, 2015	Dec. 31, 2014
Total capital (to risk-weighted assets), actual, amount	$ 45,765	$ 37,084
Total capital (to risk-weighted assets), actual, ratio	0.1069	0.1452
Total capital (to risk-weighted assets), for capital adequacy, amount	$ 34,247	$ 20,438
Total capital (to risk-weighted assets), for capital adequacy, ratio	0.0800	0.0800
Total capital (to risk-weighted assets), to be well capitalized, amount	$ 42,809	$ 25,548
Total capital (to risk-weighted assets), to be well capitalized, ratio	0.1000	0.1000
Tier 1 capital (to risk-weighted assets), actual, amount	$ 40,438	$ 33,996
Tier 1 capital (to risk-weighted assets), actual, ratio	0.0945	0.1331
Tier 1 capital (to risk-weighted assets), for capital adequacy, amount	$ 25,685	$ 15,329
Tier 1 capital (to risk-weighted assets), for capital adequacy, ratio	0.0600	0.0600	0.060	0.040
Tier 1 capital (to risk-weighted assets), to be well capitalized, amount	$ 32,247	$ 20,438
Tier 1 capital (to risk-weighted assets), to be well capitalized, ratio	0.0800	0.0800
Common Equity Tier 1 capital (to risk-weighted assets), actual, amount	$ 40,438	$ 33,996
Common Equity Tier 1 capital (to risk-weighted assets), actual, ratio	0.0945	0.1331
Common Equity Tier 1 capital (to risk-weighted assets), for capital adequacy, amount	$ 19,264	$ 11,496
Common Equity Tier 1 capital (to risk-weighted assets), for capital adequacy, ratio	4.50%	4.50%	4.50%
Common Equity Tier 1 capital (to risk-weighted assets), to be well capitalized, amount	$ 27,826	$ 16,606
Common Equity Tier 1 capital (to risk-weighted assets), to be well capitalized, ratio	6.50%	6.50%
Tier 1 capital (to average assets), actual, amount	$ 40,438	$ 33,996
Tier 1 capital (to average assets), actual, ratio	0.0741	0.0856
Tier 1 capital (to average assets), for capital adequacy, amount	$ 21,822	$ 15,889
Tier 1 capital (to average assets), for capital adequacy, ratio	0.0400	0.0400
Tier 1 capital (to average assets), to be well capitalized, amount	$ 27,277	$ 19,861
Tier 1 capital (to average assets), to be well capitalized, ratio	0.0500	0.0500